Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Payables and Accruals [Abstract]
Fair value of derivatives	$ 5,425	33,663
Loss on changes in fair value of derivatives	$ 420	2,605